CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income for the period	$ 24,613	$ 24,855
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(13,164)	4,461
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge	1,126
Reclassification of net gains realized to net income	(29)
Other comprehensive loss, net of tax	(12,067)	4,461
Comprehensive income	12,546	29,316
Less: comprehensive income attributable to non-controlling interests	(771)	(1,862)
Comprehensive income attributable to the Company	$ 11,775	$ 27,454